Employee Stock Options - Summary of Stock Options Outstanding and Exercisable (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options Outstanding	703,034	115,750	110,750
Weighted Average Remainder Contractual Terms Outstanding Beginning	8 years 9 months 18 days	6 years 3 months 18 days	7 years 2 months 12 days
Options Outstanding, Exercise Price	$ 2.98	$ 30.00
Number of Options Exercisable	117,404	106,570
Options Exercisable, Exercise Price	$ 3.86	$ 32.00
Intrinsic Value	$ 0	$ 0